CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Earnings	943	1,242	781
Other comprehensive income/(loss), net of tax
Change in unrealized loss on cash flow hedges	(176)	(582)	(156)
Change in unrealized gain/(loss) on net investment hedges	13	(19)	51
Other comprehensive income/(loss) from equity investees	2	(17)	4
Reclassification to earnings of realized cash flow hedges	7	14	(15)
Reclassification to earnings of unrealized cash flow hedges (Note 22)	20	12	(3)
Reclassification to earnings of pension plans and other postretirement benefits amortization amounts	18	21	16
Actuarial loss on pension plans and other postretirement benefits	(56)	(165)	(54)
Change in foreign currency translation adjustment	(159)	151	(376)
Other comprehensive loss	(331)	(585)	(533)
Comprehensive income	612	657	248
Comprehensive (income)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	(164)	(329)	331
Comprehensive income attributable to Enbridge Inc.	448	328	579
Preference share dividends	(105)	(13)	(7)
Comprehensive income attributable to Enbridge Inc. common shareholders	343	315	572